RELATED PARTY TRANSACTIONS (Details) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties	€ 20,300,000	€ 26,200,000
Deposits to related parties	7,300,000	10,900,000
Receivables from affiliates	8,000,000	7,800,000
Payables to affiliates	561,300,000	776,200,000
Letters of guarantee to affiliates	17,800,000	14,900,000
Income from affiliates	20,000,000	4,600,000
Expense to affiliates	41,500,000	28,700,000
Receivables from the employee benefits related funds	501,300,000	413,700,000
Payables to the employee benefits related funds	111,500,000	116,000,000
Loans with reduced interest rates	5,600,000	10,400,000
Reduced Fixed Interst Rate For Employees Mortgage loans	2.80%
One off payment to the HFSF	115,600,000
Contribution by HFSF of EFSF bonds	€ 9,756,000,000